Development, Exclusivity and Option Products Agreement (Details) - USD ($)	Feb. 28, 2021	Jul. 31, 2023
Development, Exclusivity and Option Products Agreement [Abstract]
Receive amount	$ 50,000
Cash payment	14,000
Proceeds of payments	$ 36,000
Payment received		$ 10,000